EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2016
EARNINGS (LOSS) PER SHARE [Abstract]
EARNINGS PER SHARE
15	EARNINGS PER SHARE

Basic and diluted earnings per share is calculated as follows:

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Numerator:
Net income attributable to Class A and Class B ordinary shareholders	148,320	178,760	241,854
Less:
Earnings allocated to participating Series A convertible redeemable preferred shares	(5,648)	—	—
Earnings allocated to participating Series B convertible redeemable preferred shares	(5,745)	—	—
Earnings allocated to participating Series C convertible redeemable preferred shares	(8,566)	—	—
Net income for basic and diluted earnings per share	128,361	178,760	241,854
Denominator:
Denominator for basic earnings per share:
Weighted average number of Class A and Class B ordinary shares outstanding	41,223,389	53,767,810	55,540,670
Dilutive effect of outstanding share options	6,546,743	4,983,046	3,464,591
Denominator for diluted earnings per share	47,770,132	58,750,856	59,005,261
Basic earnings per Class A and Class B ordinary share	3.11	3.32	4.35
Diluted earnings per Class A and Class B ordinary share	2.69	3.04	4.10

The Company uses the two-class method to calculate basic and diluted earnings per Class A and Class B ordinary share. Under the two-class method, when calculating the basic and dilutive earnings per Class A and Class B ordinary share, net income attributable to Class A and Class B ordinary shareholders is adjusted to reflect the net income which is allocated to preferred shares.